SUBSEQUENT EVENTS - Narative (Q2) (Details) - USD ($)		1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2019	Aug. 31, 2019	Aug. 12, 2019	Jul. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 25, 2019	Aug. 26, 2019	May 31, 2019	Apr. 30, 2019
Subsequent Event [Line Items]
Issuance of common stock								$ 13,848,287	$ 12,879,345	$ 30,005,491	$ 27,220,462	$ 50,101,989	$ 66,204,898
Payments to Acquire Real Estate										0	31,103,596	$ 87,064,535	100,458,868
Dividends Payable (in USD per share)												$ 0.00188113
Proceeds from Unsecured Lines of Credit										$ 4,869,000	$ 9,000,000	$ 36,450,000	55,390,000
Stock Redeemed or Called During Period, Value												$ 8,688,479	$ 2,472,571
Maximum Borrowing Capacity																	$ 10,000,000
Common Class C | Common Stock
Subsequent Event [Line Items]
Issuance of common stock (in shares)								1,329,089	1,281,493	2,806,991	2,710,514	4,972,792	6,617,457
Issuance of common stock								$ 1,329	$ 1,293	$ 2,807	$ 2,711	$ 4,972	$ 6,617
Stock Redeemed (in shares)												884,200	254,636
Stock Redeemed or Called During Period, Value												$ 884	$ 253
Subsequent Event
Subsequent Event [Line Items]
Dividends Payable (in USD per share)					$ 0.00192740	$ 0.00209375	$ 0.00189113	$ 0.00192740		$ 0.00192740				$ 0.00189113	$ 0.00189113	$ 0.00192740	$ 0.00192740
Stock Redeemed (in shares)					41,100	124,258	59,431
Stock Redeemed or Called During Period, Value					$ 408,661	$ 1,236,669	$ 599,916
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Stock Issued During Period (in shares)				1,328,904
Stock Issued During Period				$ 13,386,283
Subsequent Event | Common Class C
Subsequent Event [Line Items]
Issuance of common stock (in shares)				17,264,957
Issuance of common stock				$ 173,569,307
Stock Redeemed (in shares)		178,005	82,525
Stock Redeemed or Called During Period, Value		$ 1,769,216	$ 822,829
Subsequent Event | Class S Common stock
Subsequent Event [Line Items]
Issuance of common stock (in shares)	166,712
Issuance of common stock	$ 1,691,705
Stock Issued During Period (in shares)	1,417
Stock Issued During Period	$ 14,377